UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Stock Index Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2012 with strong returns with Europe and Asia both showing gains for the year. The recovery in the U.S. economy and markets strengthened, even as S&P downgraded the ratings of several Euro-zone countries.

During the first quarter of 2012, the U.S. Federal Reserve announced it would keep rates low through 2014 to support the economic recovery. The European Union placed an embargo against Iran as disciplinary action for their ongoing uranium enrichment program; Iran responded with discontinuing oil exports to Britain and France.

The financial markets turned negative during the second quarter. Spain re-entered a recession and the European Central Bank temporarily suspended lending to some Greek banks. The Fed extended Operation Twist in an attempt to support the economic recovery in the U.S.

The third quarter exhibited strong performance from most equity markets, with domestic improvements in vehicle and home sales improving against a backdrop of manufacturing decreases and a downward revision of the GDP growth forecast. Germany and France pledged to support the euro while the EU leaders delayed a decision on aid to Greece.

The fourth quarter began with a drop in equity markets that recovered with a relatively flat performance before quarter end. The IMF cut its forecast for global growth while the Fed pledged to maintain low interest rates. Austerity measures in Spain and Portugal led to protests, President Obama won reelection, and the President and Congress engaged in an extended disagreement on how to handle the “fiscal cliff” in the U.S.

Some relevant 2012 market statistics: The U.S. Unemployment Rate went from 8.3% down to 7.8%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $78 to $110 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 13.5 in August and 26.7 in June.

For the 12 month period ending December 31, 2012, the Great-West Stock Index Fund (Initial Class shares) increased 15.54% on a net return basis. The small cap space outperformed the S&P 900 Index, with the Russell 2000® and S&P SmallCap 600® indexes ending the year 16.35% and 16.33% higher, respectively. In the Russell 1000® style indexes, Value outperformed Growth during 2012. All ten sectors in the S&P 900 Index advanced in 2012. Financials experienced the best performance, rising 27.52%. Utilities was the worst performing sector rising only 1.80%. At the single stock level, Regeneron Pharmaceuticals (REGN) was the best performing name in the S&P 900 Index, gaining 208.60%. REGN carried a small weight in the index and its contribution to performance was only 7 basis points. Apple (AAPL) contributed the most to performance. The stock was up 32.60% including dividends in 2012 and added 1.00% of positive performance to the index. Patriot Coal (PCX) was the worst performing stock, dropping 99.1% while only contributing 0.5 basis points of negative performance. Hewlett-Packard (HP) had the largest negative contribution to performance. The stock declined 43.10% and contributed 16 basis points of negative performance to the index.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Composite Index*	S&P 500® Index	S&P MidCap 400® Index
	10,000.00	10,000.00	10,000.00	10,000.00
2003	12,841.00	12,930.89	12,868.49	13,561.84
2004	14,220.12	14,402.94	14,268.58	15,796.83
2005	14,933.97	15,209.29	14,969.17	17,780.91
2006	17,127.77	17,536.49	17,333.40	19,615.55
2007	18,008.14	18,539.17	18,285.70	21,180.67
2008	11,298.31	11,692.84	11,520.35	13,506.70
2009	14,321.74	14,901.69	14,568.64	18,555.51
2010	16,538.74	17,301.65	16,763.17	23,498.70
2011	16,738.86	17,606.92	17,116.88	23,092.17
2012	19,340.08	20,453.82	19,855.58	27,221.05

*The Composite Index reflects the performance of the S&P 500® Index and S&P MidCap 400® Index, weighted according to their pro rata share of the market.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years
Initial Class	15.54%	1.44%	6.82%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	3.53%
Communications	10.47%
Consumer, Cyclical	9.24%
Consumer, Non-cyclical	20.70%
Diversified	0.04%
Energy	10.33%
Financial	16.14%

Industrial	10.75%
Short Term Investments	2.35%
Technology	13.04%
Utilities	3.41%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/12)	(12/31/12)	(06/30/12 – 12/31/12)

Actual	$1,000.00	$1,059.50	$3.09

Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$3.03

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

COMMON STOCK
Basic Materials — 3.56%
	4,340	Air Products & Chemicals Inc	$364,647
	1,439	Airgas Inc	131,366
	1,867	Albemarle Corp	115,978
	22,047	Alcoa Inc	191,368
	2,294	Allegheny Technologies Inc	69,646
	1,397	Ashland Inc	112,333
	1,156	Cabot Corp	45,997
	835	Carpenter Technology Corp	43,111
	1,235	CF Industries Holdings Inc	250,903
	3,038	Cliffs Natural Resources Inc (a)	117,145
	2,583	Commercial Metals Co	38,383
	627	Compass Minerals International Inc	46,843
	940	Cytec Industries Inc	64,700
	702	Domtar Corp	58,631
	24,391	Dow Chemical Co	788,317
	668	DST Systems Inc	40,481
	2,977	Eastman Chemical Co	202,585
	5,273	Ecolab Inc	379,129
	18,706	EI du Pont de Nemours & Co	841,209
	2,752	FMC Corp	161,047
	19,068	Freeport-McMoRan Copper & Gold Inc	652,126
	1,554	International Flavors & Fragrances Inc	103,403
	9,086	International Paper Co	361,986
	1,088	Intrepid Potash Inc	23,164
	7,770	LyondellBasell Industries Class A	443,589
	3,718	MeadWestvaco Corp	118,493
	816	Minerals Technologies Inc	32,575
	10,720	Monsanto Co	1,014,648
	5,532	Mosaic Co	313,277
	220	NewMarket Corp	57,684
	10,138	Newmont Mining Corp	470,809
	6,456	Nucor Corp	278,770
	1,792	Olin Corp	38,689
	3,059	PPG Industries Inc	414,036
	5,989	Praxair Inc	655,496
	1,419	Reliance Steel & Aluminum Co	88,120
	1,252	Royal Gold Inc	101,800
	2,597	RPM International Inc	76,248
	1,118	Sensient Technologies Corp	39,756
	1,777	Sherwin-Williams Co	273,338
	2,497	Sigma-Aldrich Corp	183,729
	4,205	Steel Dynamics Inc	57,735
	2,723	United States Steel Corp (a)	64,998
	1,601	Valspar Corp	99,902
	2,629	Vulcan Materials Co	136,839

			10,165,029

Communications — 10.56%
	1,170	ADTRAN Inc (a)	22,862
	7,284	Amazon.com Inc (b)	1,829,304
	1,240	AMC Networks Inc Class A (b)	61,380
	1,785	AOL Inc	52,854
	114,827	AT&T Inc (c)	3,870,818
	4,030	Cablevision Systems Corp Class A	60,208

Shares			Value

Communications — (continued)
	11,933	CBS Corp Class B	$454,051
	12,713	CenturyLink Inc	497,333
	2,101	Ciena Corp (b)	32,986
	107,290	Cisco Systems Inc	2,108,249
	53,896	Comcast Corp Class A	2,014,632
	29,828	Corning Inc	376,429
	5,874	Crown Castle International Corp (b)	423,868
	12,221	DIRECTV (b)	613,005
	4,941	Discovery Communications Inc Class A (b)	313,655
	23,340	eBay Inc (b)	1,190,807
	952	Equinix Inc (b)	196,302
	1,893	Expedia Inc	116,325
	1,550	F5 Networks Inc (b)	150,583
	763	FactSet Research Systems Inc (a)	67,190
	18,854	Frontier Communications Corp (a)	80,695
	4,934	Gannett Co Inc	88,861
	1,165	General Cable Corp (b)	35,428
	5,374	Google Inc Class A (b)(c)	3,812,154
	2,247	Harris Corp	110,013
	886	InterDigital Inc	36,415
	8,306	Interpublic Group of Cos Inc	91,532
	5,046	JDS Uniphase Corp (b)	68,323
	979	John Wiley & Sons Inc Class A	38,112
	10,722	Juniper Networks Inc (b)	210,902
	934	Lamar Advertising Co Class A (b)	36,193
	5,699	McGraw-Hill Cos Inc	311,564
	808	Meredith Corp (a)	27,836
	5,697	MetroPCS Communications Inc (b)	56,628
	5,779	Motorola Solutions Inc	321,775
	1,153	Netflix Inc (b)	106,975
	1,325	NeuStar Inc Class A (b)	55,557
	2,491	New York Times Co Class A (b)	21,248
	40,958	News Corp Class A	1,046,067
	5,356	Omnicom Group Inc	267,586
	860	Plantronics Inc	31,708
	3,846	Polycom Inc (b)	40,229
	1,020	priceline.com Inc (b)	633,624
	2,158	Rackspace Hosting Inc (b)	160,275
	6,226	RF Micro Devices Inc (b)	27,892
	436	Scholastic Corp	12,888
	1,804	Scripps Networks Interactive Inc Class A	104,488
	62,168	Sprint Nextel Corp (b)	352,493
	13,856	Symantec Corp (b)	260,631
	1,813	Telephone & Data Systems Inc	40,140
	5,898	Tellabs Inc	13,447
	3,234	TIBCO Software Inc (b)	71,180
	6,230	Time Warner Cable Inc	605,494
	19,341	Time Warner Inc	925,080
	1,938	TripAdvisor Inc (b)	81,318
	3,199	tw telecom inc (b)	81,479
	1,747	ValueClick Inc (b)	33,909
	3,055	VeriSign Inc (b)	118,595
	57,396	Verizon Communications Inc (c)	2,483,525
	9,500	Viacom Inc Class B	501,030
	35,822	Walt Disney Co	1,783,577
	107	Washington Post Co Class B (a)	39,077
	11,186	Windstream Corp (a)	92,620

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Communications — (continued)
	20,895	Yahoo! Inc (b)	$415,811

			30,187,215

Consumer, Cyclical — 9.32%
	1,550	Abercrombie & Fitch Co Class A	74,353
	1,528	Advance Auto Parts Inc	110,551
	1,728	Aeropostale Inc (b)	22,481
	1,448	Alaska Air Group Inc (b)	62,394
	3,323	American Eagle Outfitters Inc	68,155
	1,031	ANN Inc (b)	34,889
	2,339	Arrow Electronics Inc (b)	89,069
	2,501	Ascena Retail Group Inc (b)	46,243
	752	AutoNation Inc (b)	29,854
	739	AutoZone Inc (b)	261,924
	922	Bally Technologies Inc (b)	41,223
	1,035	Barnes & Noble Inc (a)(b)	15,618
	4,582	Bed Bath & Beyond Inc (b)	256,180
	5,847	Best Buy Co Inc	69,287
	1,348	Big Lots Inc (b)	38,364
	617	Bob Evans Farms Inc	24,803
	2,376	BorgWarner Inc (b)	170,169
	1,392	Brinker International Inc	43,138
	944	Cabela’s Inc Class A (b)	39,412
	4,563	CarMax Inc (b)	171,295
	9,281	Carnival Corp	341,262
	1,077	Carter’s Inc (b)	59,935
	1,081	Cheesecake Factory Inc	35,370
	3,196	Chico’s FAS Inc	58,998
	643	Chipotle Mexican Grill Inc (b)	191,267
	2,198	Cinemark Holdings Inc	57,104
	2,159	Cintas Corp	88,303
	5,863	Coach Inc	325,455
	2,186	Copart Inc (b)	64,487
	8,812	Costco Wholesale Corp	870,361
	25,205	CVS Caremark Corp	1,218,662
	2,650	Darden Restaurants Inc	119,435
	841	Deckers Outdoor Corp (a)(b)	33,867
	5,850	Delphi Automotive PLC (b)	223,762
	1,891	Dick’s Sporting Goods Inc	86,022
	5,439	Dollar General Corp (b)	239,806
	4,815	Dollar Tree Inc (b)	195,296
	5,301	DR Horton Inc	104,854
	1,653	DreamWorks Animation SKG Inc Class A (a)(b)	27,390
	2,028	Family Dollar Stores Inc	128,595
	5,299	Fastenal Co	247,410
	3,049	Foot Locker Inc	97,934
	76,695	Ford Motor Co	993,200
	1,129	Fossil Inc (b)	105,110
	2,482	GameStop Corp Class A (a)	62,273
	6,221	Gap Inc	193,100
	3,034	Genuine Parts Co	192,902
	5,235	Goodyear Tire & Rubber Co (b)	72,295
	1,168	Guess? Inc	28,663
	2,091	Hanesbrands Inc (b)	74,900
	4,701	Harley-Davidson Inc	229,597
	1,330	Harman International Industries Inc	59,371
	2,420	Hasbro Inc (a)	86,878

Shares			Value

Consumer, Cyclical — (continued)
	1,216	Herman Miller Inc	$26,047
	1,006	HNI Corp	30,240
	30,361	Home Depot Inc	1,877,828
	868	HSN Inc	47,809
	3,155	Ingram Micro Inc Class A (b)	53,383
	5,032	International Game Technology	71,303
	425	International Speedway Corp Class A	11,739
	3,180	JC Penney Co Inc (a)	62,678
	4,495	JetBlue Airways Corp (b)	25,666
	13,704	Johnson Controls Inc	420,713
	1,482	KB Home (a)	23,416
	4,503	Kohl’s Corp	193,539
	3,128	Lennar Corp Class A (a)	120,960
	769	Life Time Fitness Inc (b)	37,842
	5,850	LKQ Corp (b)	123,435
	22,741	Lowe’s Cos Inc	807,760
	4,696	Ltd Brands Inc	220,994
	7,965	Macy’s Inc	310,794
	4,916	Marriott International Inc Class A	183,219
	6,931	Mattel Inc	253,813
	20,309	McDonald’s Corp	1,791,457
	726	MDC Holdings Inc	26,688
	1,142	Mohawk Industries Inc (b)	103,317
	873	MSC Industrial Direct Co Inc Class A	65,807
	5,852	Newell Rubbermaid Inc	130,324
	14,970	NIKE Inc Class B	772,452
	2,999	Nordstrom Inc	160,446
	87	NVR Inc (b)	80,040
	2,333	O’Reilly Automotive Inc (b)	208,617
	6,803	Office Depot Inc (b)	22,314
	2,034	Oshkosh Corp (b)	60,308
	1,112	Owens & Minor Inc (a)	31,703
	7,072	PACCAR Inc	319,725
	535	Panera Bread Co Class A (b)	84,974
	2,234	PetSmart Inc	152,672
	1,216	Polaris Industries Inc	102,326
	6,642	PulteGroup Inc (b)	120,619
	1,369	PVH Corp	151,973
	1,203	Ralph Lauren Corp	180,354
	1,230	Regis Corp	20,812
	4,620	Ross Stores Inc	250,173
	2,155	Saks Inc (a)(b)	22,649
	979	Scientific Games Corp Class A (b)	8,488
	1,510	Signet Jewelers Ltd	80,634
	14,414	Southwest Airlines Co	147,599
	13,942	Staples Inc	158,939
	15,038	Starbucks Corp	806,338
	3,856	Starwood Hotels & Resorts Worldwide Inc	221,180
	13,165	Target Corp	778,973
	1,059	Tempur-Pedic International Inc (a)(b)	33,348
	995	Thor Industries Inc	37,243
	2,484	Tiffany & Co	142,433
	14,787	TJX Cos Inc	627,708
	2,876	Toll Brothers Inc (b)	92,981
	1,510	Tractor Supply Co	133,424
	1,490	Under Armour Inc Class A (b)	72,310

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Consumer, Cyclical — (continued)
	2,296	Urban Outfitters Inc (b)	$90,371
	1,797	VF Corp	271,293
	33,859	Wal-Mart Stores Inc	2,310,200
	17,554	Walgreen Co	649,674
	823	Warnaco Group Inc (b)	58,902
	524	Watsco Inc	39,248
	6,654	Wendy’s Co	31,274
	1,609	Whirlpool Corp	163,716
	1,811	Williams-Sonoma Inc	79,267
	921	WMS Industries Inc (b)	16,118
	1,540	World Fuel Services Corp	63,402
	1,242	WW Grainger Inc	251,344
	2,754	Wyndham Worldwide Corp	146,540
	1,565	Wynn Resorts Ltd	176,047
	9,156	Yum! Brands Inc	607,958

			26,643,146

Consumer, Non-cyclical — 20.88%
	1,553	Aaron’s Inc	43,919
	31,940	Abbott Laboratories	2,092,070
	4,750	ADT Corp	220,827
	6,612	Aetna Inc	306,136
	3,959	Alexion Pharmaceuticals Inc (b)	371,394
	6,294	Allergan Inc	577,349
	971	Alliance Data Systems Corp (b)	140,562
	40,920	Altria Group Inc	1,285,706
	4,614	AmerisourceBergen Corp	199,233
	15,516	Amgen Inc	1,339,341
	2,027	Apollo Group Inc Class A (b)	42,405
	13,444	Archer-Daniels-Midland Co	368,231
	9,850	Automatic Data Processing Inc	561,548
	2,027	Avery Dennison Corp	70,783
	8,671	Avon Products Inc	124,516
	10,998	Baxter International Inc	733,127
	3,263	Beam Inc	199,337
	4,032	Becton Dickinson & Co	315,262
	373	Bio-Rad Laboratories Inc Class A (b)	39,184
	4,812	Biogen Idec Inc (b)	705,776
	29,498	Boston Scientific Corp (b)	169,024
	1,135	Brink’s Co	32,382
	33,370	Bristol-Myers Squibb Co	1,087,528
	3,085	Brown-Forman Corp Class B	195,126
	3,629	Campbell Soup Co (a)	126,616
	6,739	Cardinal Health Inc	277,512
	4,411	CareFusion Corp (b)	126,066
	8,554	Celgene Corp (b)	673,371
	1,077	Charles River Laboratories International Inc (b)	40,355
	2,867	Church & Dwight Co Inc	153,585
	5,705	Cigna Corp	304,989
	2,702	Clorox Co	197,840
	78,013	Coca-Cola Co (c)	2,827,971
	5,776	Coca-Cola Enterprises Inc	183,272
	8,965	Colgate-Palmolive Co	937,201
	1,648	Community Health Systems Inc	50,660
	8,056	ConAgra Foods Inc	237,652
	3,098	Constellation Brands Inc Class A (b)	109,638

Shares			Value

Consumer, Non-cyclical — (continued)
	2,166	Convergys Corp	$35,544
	916	Cooper Cos Inc	84,712
	1,919	CoreLogic Inc (b)	51,659
	732	Corporate Executive Board Co	34,741
	1,891	Corrections Corp of America	67,074
	1,076	Covance Inc (b)	62,161
	2,653	Coventry Health Care Inc	118,934
	9,638	Covidien PLC	556,498
	1,528	CR Bard Inc	149,347
	1,624	DaVita HealthCare Partners Inc (b)	179,501
	3,943	Dean Foods Co (b)	65,099
	1,092	Deluxe Corp	35,206
	2,712	DENTSPLY International Inc	107,422
	1,364	DeVry Inc	32,368
	4,299	Dr Pepper Snapple Group Inc	189,930
	2,398	Edwards Lifesciences Corp (b)	216,228
	20,541	Eli Lilly & Co	1,013,082
	2,503	Endo Health Solutions Inc (b)	65,754
	2,469	Equifax Inc	133,622
	4,744	Estee Lauder Cos Inc Class A	283,976
	16,537	Express Scripts Holding Co (b)	892,998
	2,451	Flowers Foods Inc	57,035
	4,883	Forest Laboratories Inc (b)	172,468
	875	FTI Consulting Inc (b)	28,875
	1,869	Gartner Inc (b)	86,011
	13,245	General Mills Inc	535,230
	15,224	Gilead Sciences Inc (b)	1,118,203
	1,479	Global Payments Inc	66,999
	2,451	Green Mountain Coffee Roasters Inc (a)(b)	101,373
	5,590	H&R Block Inc	103,806
	906	Harris Teeter Supermarkets Inc	34,935
	4,499	Health Management Associates Inc Class A (b)	41,931
	1,714	Health Net Inc (b)	41,650
	1,722	Henry Schein Inc (b)	138,552
	2,979	Hershey Co	215,143
	1,139	Hill-Rom Holdings Inc	32,461
	2,533	Hillshire Brands Co	71,279
	6,416	HJ Heinz Co	370,075
	1,841	HMS Holdings Corp (b)	47,719
	5,224	Hologic Inc (b)	104,637
	2,500	Hormel Foods Corp	78,025
	3,511	Hospira Inc (b)	109,684
	3,210	Humana Inc	220,302
	1,177	IDEXX Laboratories Inc (b)	109,226
	1,529	Ingredion Inc	98,513
	811	Intuitive Surgical Inc (b)	397,690
	3,489	Iron Mountain Inc	108,333
	1,604	Jarden Corp (b)	82,927
	2,159	JM Smucker Co	186,192
	55,920	Johnson & Johnson (c)	3,919,992
	5,030	Kellogg Co	280,925
	8,038	Kimberly-Clark Corp	678,648
	12,081	Kraft Foods Group Inc	549,323
	10,139	Kroger Co	263,817
	1,866	Laboratory Corp of America Holdings (b)	161,633
	405	Lancaster Colony Corp	28,022
	1,577	Lender Processing Services Inc	38,826

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Consumer, Non-cyclical — (continued)
	3,443	Life Technologies Corp (b)	$168,982
	1,102	LifePoint Hospitals Inc (b)	41,600
	2,676	Lorillard Inc	312,209
	1,505	Manpower Inc	63,872
	1,355	Masimo Corp	28,469
	2,159	Mastercard Inc Class A	1,060,673
	652	Matthews International Corp Class A	20,929
	2,736	McCormick & Co Inc	173,818
	4,734	McKesson Corp	459,009
	4,019	Mead Johnson Nutrition Co Class A	264,812
	1,048	MEDNAX Inc (b)	83,337
	20,447	Medtronic Inc	838,736
	61,364	Merck & Co Inc (c)	2,512,242
	3,230	Molson Coors Brewing Co Class B	138,212
	35,693	Mondelez International Inc Class A	909,101
	3,219	Monster Beverage Corp (b)	170,221
	1,734	Monster Worldwide Inc (b)	9,745
	3,798	Moody’s Corp	191,115
	8,219	Mylan Inc (b)	225,858
	2,415	Omnicare Inc	87,181
	1,794	Patterson Cos Inc	61,409
	6,685	Paychex Inc	208,171
	31,350	PepsiCo Inc	2,145,280
	1,738	Perrigo Co	180,804
	148,840	Pfizer Inc (c)	3,732,907
	33,767	Philip Morris International Inc (c)	2,824,272
	581	Post Holdings Inc (b)	19,899
	55,266	Procter & Gamble Co (c)	3,752,009
	4,179	Quanta Services Inc (b)	114,045
	3,285	Quest Diagnostics Inc	191,417
	1,163	Ralcorp Holdings Inc (b)	104,263
	1,506	Regeneron Pharmaceuticals Inc (b)	257,631
	1,253	Rent-A-Center Inc	43,053
	2,917	ResMed Inc (a)	121,260
	6,555	Reynolds American Inc	271,574
	2,850	Robert Half International Inc	90,687
	1,332	Rollins Inc	29,357
	4,011	RR Donnelley & Sons Co (a)	36,099
	4,862	Safeway Inc (a)	87,954
	5,991	SAIC Inc	67,818
	872	Scotts Miracle-Gro Co Class A	38,412
	2,438	SEI Investments Co	56,903
	4,207	Service Corp International	58,099
	2,389	Smithfield Foods Inc (b)	51,531
	1,487	Sotheby’s	49,993
	6,515	St Jude Medical Inc	235,452
	1,039	STERIS Corp	36,084
	264	Strayer Education Inc	14,829
	5,786	Stryker Corp	317,189
	5,007	SUPERVALU Inc (a)	12,367
	11,961	Sysco Corp	378,685
	677	Techne Corp	46,266
	861	Teleflex Inc	61,398
	1,906	Tenet Healthcare Corp (b)	61,888
	1,335	Thoratec Corp (b)	50,089

Shares			Value

Consumer, Non-cyclical — (continued)
	505	Tootsie Roll Industries Inc (a)	$13,090
	2,995	Total System Services Inc	64,153
	1,052	Towers Watson & Co Class A	59,133
	1,191	Tupperware Brands Corp	76,343
	5,878	Tyson Foods Inc Class A	114,033
	976	United Natural Foods Inc (b)	52,304
	1,918	United Rentals Inc (b)	87,307
	1,006	United Therapeutics Corp (b)	53,741
	20,780	UnitedHealth Group Inc	1,127,107
	528	Universal Corp	26,352
	1,927	Universal Health Services Inc Class B	93,170
	602	Valassis Communications Inc	15,520
	2,150	Varian Medical Systems Inc (b)	151,016
	1,738	VCA Antech Inc (b)	36,585
	4,293	Vertex Pharmaceuticals Inc (b)	180,048
	2,637	Watson Pharmaceuticals Inc (b)	226,782
	943	WellCare Health Plans Inc (b)	45,915
	6,082	WellPoint Inc	370,515
	12,453	Western Union Co	169,485
	837	WEX Inc (b)	63,085
	3,572	Whole Foods Market Inc	326,231
	3,436	Zimmer Holdings Inc	229,044

			59,673,984

Diversified — 0.04%
	4,194	Leucadia National Corp	99,775

Energy — 10.42%
	4,326	Alpha Natural Resources Inc (b)	42,135
	10,043	Anadarko Petroleum Corp	746,295
	8,008	Apache Corp	628,628
	4,737	Arch Coal Inc	34,675
	1,180	Atwood Oceanics Inc (b)	54,032
	8,963	Baker Hughes Inc	366,049
	1,045	Bill Barrett Corp (b)	18,591
	4,111	Cabot Oil & Gas Corp	204,481
	4,858	Cameron International Corp (b)	274,283
	434	CARBO Ceramics Inc (a)	34,000
	10,869	Chesapeake Energy Corp (a)	180,643
	39,548	Chevron Corp (c)	4,276,721
	1,630	Cimarex Energy Co	94,100
	24,450	ConocoPhillips	1,417,856
	4,415	CONSOL Energy Inc (a)	141,722
	7,520	Denbury Resources Inc (b)	121,824
	7,538	Devon Energy Corp	392,278
	1,414	Diamond Offshore Drilling Inc (a)	96,095
	1,566	Dresser-Rand Group Inc (b)	87,915
	705	Dril-Quip Inc (b)	51,500
	1,581	Energen Corp	71,287
	4,578	Ensco PLC Class A	271,384
	5,520	EOG Resources Inc	666,761
	3,089	EQT Corp	182,189
	92,167	Exxon Mobil Corp (c)	7,977,054
	4,662	FMC Technologies Inc (b)	199,673
	2,618	Forest Oil Corp (b)	17,514
	18,874	Halliburton Co	654,739

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Energy — (continued)
	1,664	Helix Energy Solutions Group Inc (b)	$34,345
	2,014	Helmerich & Payne Inc	112,804
	6,006	Hess Corp	318,078
	3,995	HollyFrontier Corp	185,967
	12,956	Kinder Morgan Inc	457,735
	14,135	Marathon Oil Corp	433,379
	6,782	Marathon Petroleum Corp	427,266
	3,646	Murphy Oil Corp	217,119
	6,096	Nabors Industries Ltd (b)	88,087
	8,562	National Oilwell Varco Inc	585,213
	2,873	Newfield Exploration Co (b)	76,939
	5,215	Noble Corp	181,586
	3,627	Noble Energy Inc	369,011
	1,208	Northern Oil & Gas Inc (a)(b)	20,319
	16,301	Occidental Petroleum Corp	1,248,820
	2,152	Oceaneering International Inc	115,756
	1,162	Oil States International Inc (b)	83,129
	4,051	ONEOK Inc	173,180
	2,876	Patterson-UTI Energy Inc (a)	53,580
	5,436	Peabody Energy Corp	144,652
	12,796	Phillips 66	679,468
	2,466	Pioneer Natural Resources Co	262,851
	2,701	Plains Exploration & Production Co (b)	126,785
	3,388	QEP Resources Inc	102,555
	2,615	Quicksilver Resources Inc (a)(b)	7,479
	3,327	Range Resources Corp	209,035
	1,128	Rosetta Resources Inc (b)	51,166
	2,316	Rowan Cos PLC Class A (b)	72,421
	26,726	Schlumberger Ltd	1,851,845
	1,368	SM Energy Co	71,423
	7,079	Southwestern Energy Co (b)	236,509
	13,075	Spectra Energy Corp	357,993
	3,386	Superior Energy Services Inc (b)	70,158
	2,707	Tesoro Corp	119,243
	871	Unit Corp (b)	39,239
	11,049	Valero Energy Corp	376,992
	13,781	Williams Cos Inc	451,190
	4,227	WPX Energy Inc (b)	62,898

			29,780,639

Financial — 16.28%
	6,900	Act Ltd	550,620
	1,052	Affiliated Managers Group Inc (b)	136,918
	9,397	Aflac Inc	499,169
	924	Alexander & Baldwin Inc (b)	27,138
	1,242	Alexandria Real Estate Equities Inc REIT	86,095
	318	Alleghany Corp (b)	106,664
	9,823	Allstate Corp	394,590
	1,908	American Campus Communities Inc REIT	88,016
	19,846	American Express Co	1,140,748
	1,592	American Financial Group Inc	62,916
	29,699	American International Group Inc (b)	1,048,375
	7,936	American Tower Corp REIT	613,215
	4,189	Ameriprise Financial Inc	262,357

Shares			Value

Financial — (continued)
	6,457	Aon PLC	$359,009
	2,603	Apartment Investment & Management Co REIT Class A	70,437
	3,481	Apollo Investment Corp	29,101
	2,507	Arthur J Gallagher & Co	86,868
	1,526	Aspen Insurance Holdings Ltd	48,954
	3,642	Associated Banc-Corp	47,783
	1,678	Assurant Inc	58,227
	1,723	Astoria Financial Corp	16,127
	2,281	AvalonBay Communities Inc REIT	309,281
	1,535	BancorpSouth Inc	22,319
	217,111	Bank of America Corp (c)	2,518,476
	820	Bank of Hawaii Corp	36,121
	23,723	Bank of New York Mellon Corp	609,681
	14,012	BB&T Corp	407,889
	36,955	Berkshire Hathaway Inc Class B (b)(c)	3,314,864
	3,335	BioMed Realty Trust Inc REIT	64,466
	2,568	BlackRock Inc Class A	530,831
	3,119	Boston Properties Inc REIT	330,021
	1,631	BRE Properties Inc REIT	82,904
	2,491	Brown & Brown Inc	63,421
	1,703	Camden Property Trust REIT	116,162
	11,882	Capital One Financial Corp	688,324
	1,805	Cathay General Bancorp	35,198
	1,609	CBOE Holdings Inc	47,401
	5,794	CBRE Group Inc Class A (b)	115,301
	22,122	Charles Schwab Corp	317,672
	5,328	Chubb Corp	401,305
	2,806	Cincinnati Financial Corp	109,883
	59,075	Citigroup Inc	2,337,007
	859	City National Corp	42,538
	6,120	CME Group Inc	310,345
	4,074	Comerica Inc	123,605
	1,557	Commerce Bancshares Inc	54,588
	1,425	Corporate Office Properties Trust REIT	35,597
	1,270	Cullen/Frost Bankers Inc	68,923
	10,438	Discover Financial Services	402,385
	5,754	Duke Realty Corp REIT	79,808
	5,586	E*TRADE Financial Corp (b)	49,995
	3,140	East West Bancorp Inc	67,479
	2,177	Eaton Vance Corp	69,337
	1,040	Equity One Inc REIT	21,850
	6,496	Equity Residential REIT	368,128
	697	Essex Property Trust Inc REIT	102,215
	1,072	Everest Re Group Ltd	117,866
	1,357	Federal Realty Investment Trust REIT	141,155
	2,023	Federated Investors Inc Class B (a)	40,925
	3,981	Fidelity National Financial Inc Class A	93,753
	18,780	Fifth Third Bancorp	285,268
	2,092	First American Financial Corp	50,396
	5,533	First Horizon National Corp (a)	54,832
	6,779	First Niagara Financial Group Inc	53,758
	2,314	FirstMerit Corp	32,836
	2,767	Franklin Resources Inc	347,812
	4,133	Fulton Financial Corp	39,718
	10,813	Genworth Financial Inc Class A (b)	81,206

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Financial — (continued)
	8,931	Goldman Sachs Group Inc	$1,139,238
	535	Greenhill & Co Inc	27,815
	1,567	Hancock Holding Co	49,737
	835	Hanover Insurance Group Inc	32,348
	8,927	Hartford Financial Services Group Inc	200,322
	2,034	HCC Insurance Holdings Inc	75,685
	9,130	HCP Inc REIT	412,493
	5,033	Health Care Inc REIT	308,473
	1,547	Highwoods Properties Inc REIT	51,747
	1,036	Home Properties Inc REIT	63,517
	2,425	Hospitality Properties Trust REIT	56,794
	14,606	Host Hotels & Resorts Inc REIT	228,876
	8,833	Hudson City Bancorp Inc	71,812
	16,540	Huntington Bancshares Inc	105,691
	1,436	IntercontinentalExchange Inc (b)	177,791
	996	International Bancshares Corp	17,978
	9,103	Invesco Ltd	237,497
	3,257	Janus Capital Group Inc (a)	27,750
	2,258	Jefferies Group Inc	41,931
	823	Jones Lang LaSalle Inc	69,083
	76,552	JPMorgan Chase & Co (c)	3,365,991
	1,080	Kemper Corp	31,860
	18,501	KeyCorp	155,778
	7,900	Kimco Realty Corp REIT	152,628
	2,373	Legg Mason Inc	61,034
	2,421	Liberty Property Trust REIT	86,599
	5,421	Lincoln National Corp	140,404
	6,220	Loews Corp	253,465
	2,389	M&T Bank Corp	235,245
	2,740	Macerich Co REIT	159,742
	1,796	Mack-Cali Realty Corp REIT	46,894
	10,901	Marsh & McLennan Cos Inc	375,758
	805	Mercury General Corp	31,950
	22,037	MetLife Inc	725,899
	27,751	Morgan Stanley	530,599
	2,408	NASDAQ OMX Group Inc	60,224
	2,197	National Retail Properties Inc REIT	68,546
	8,486	New York Community Bancorp Inc (a)	111,167
	4,292	Northern Trust Corp	215,287
	5,223	NYSE Euronext	164,733
	4,311	Old Republic International Corp	45,912
	2,311	Omega Healthcare Investors Inc REIT	55,117
	7,239	People’s United Financial Inc	87,520
	3,224	Plum Creek Timber Co Inc REIT	143,049
	10,633	PNC Financial Services Group Inc	620,010
	902	Potlatch Corp REIT	35,349
	5,373	Principal Financial Group Inc	153,238
	11,023	Progressive Corp	232,585
	9,427	Prologis Inc REIT	343,991
	769	Prosperity Bancshares Inc	32,298
	1,682	Protective Life Corp	48,072
	9,349	Prudential Financial Inc	498,582
	2,968	Public Storage REIT	430,241
	2,246	Raymond James Financial Inc	86,538
	2,423	Rayonier Inc REIT	125,584
	2,683	Realty Income Corp REIT (a)	107,883

Shares			Value

Financial — (continued)
	1,885	Regency Centers Corp REIT	$88,821
	29,381	Regions Financial Corp	209,193
	1,599	Reinsurance Group of America Inc	85,579
	3,133	Senior Housing Properties Trust REIT	74,064
	1,000	Signature Bank (b)	71,340
	6,249	Simon Property Group Inc REIT	987,904
	1,771	SL Green Realty Corp REIT	135,747
	9,157	SLM Corp	156,859
	1,048	StanCorp Financial Group Inc	38,430
	9,607	State Street Corp	451,625
	10,991	SunTrust Banks Inc	311,595
	925	SVB Financial Group (b)	51,772
	13,546	Synovus Financial Corp	33,188
	5,080	T Rowe Price Group Inc	330,860
	1,289	Taubman Centers Inc REIT	101,470
	3,161	TCF Financial Corp	38,406
	1,814	Torchmark Corp	93,729
	7,738	Travelers Cos Inc	555,743
	1,368	Trustmark Corp	30,725
	4,810	UDR Inc REIT	114,382
	5,364	Unum Group	111,679
	38,144	US Bancorp	1,218,319
	3,985	Valley National Bancorp (a)	37,061
	5,917	Ventas Inc REIT	382,948
	10,524	Visa Inc Class A	1,595,228
	3,334	Vornado Realty Trust REIT	266,987
	1,593	Waddell & Reed Financial Inc Class A	55,468
	1,858	Washington Federal Inc	31,344
	1,304	Webster Financial Corp	26,797
	2,389	Weingarten Realty Investors REIT	63,954
	98,996	Wells Fargo & Co (c)	3,383,683
	457	Westamerica Bancorporation (a)	19,464
	10,632	Weyerhaeuser Co REIT	295,782
	2,374	WR Berkley Corp	89,595
	6,406	XL Group PLC	160,534
	3,932	Zions Bancorporation	84,145

			46,528,942

Industrial — 10.84%
	12,800	3M Co	1,188,480
	911	Acuity Brands Inc	61,702
	2,232	AECOM Technology Corp (b)	53,122
	1,963	AGCO Corp (b)	96,423
	6,882	Agilent Technologies Inc	281,749
	750	Alliant Techsystems Inc	46,470
	4,975	AMETEK Inc	186,911
	3,154	Amphenol Corp Class A	204,064
	1,433	Aptargroup Inc	68,383
	2,849	Avnet Inc (b)	87,208
	2,162	B/E Aerospace Inc (b)	106,803
	3,221	Ball Corp	144,140
	1,942	Bemis Co Inc	64,979
	13,611	Boeing Co	1,025,725
	1,340	Carlisle Cos Inc	78,738
	13,147	Caterpillar Inc	1,177,708
	3,364	CH Robinson Worldwide Inc	212,672

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Industrial — (continued)
	1,088	CLARCOR Inc	$51,985
	970	Clean Harbors Inc (b)	53,360
	974	Con-way Inc	27,097
	965	Crane Co	44,660
	21,259	CSX Corp	419,440
	3,547	Cummins Inc	384,317
	11,886	Danaher Corp	664,427
	7,970	Deere & Co	688,767
	2,599	Donaldson Co Inc	85,351
	3,595	Dover Corp	236,227
	9,492	Eaton Corp PLC (b)	514,466
	14,619	Emerson Electric Co	774,222
	1,335	Energizer Holdings Inc	106,773
	682	EsterlineTechnologiesCorp (b)	43,382
	4,092	Exelis Inc	46,117
	4,382	Expeditors International of Washington Inc	173,308
	5,861	FedEx Corp	537,571
	2,906	FLIR Systems Inc	64,833
	1,020	Flowserve Corp	149,736
	3,430	Fluor Corp	201,478
	3,416	Fortune Brands Home & Security Inc (b)	99,816
	987	Gardner Denver Inc	67,610
	2,234	Garmin Ltd (a)	91,192
	834	GATX Corp	36,112
	6,651	General Dynamics Corp	460,715
	211,956	General Electric Co (c)	4,448,956
	828	Genesee & Wyoming Inc Class A (b)	62,994
	3,188	Gentex Corp	59,998
	1,230	Graco Inc	63,333
	518	Granite Construction Inc	17,415
	680	Greif Inc Class A	30,260
	1,789	Harsco Corp	42,042
	15,701	Honeywell International Inc	996,542
	1,116	Hubbell Inc Class B	94,447
	882	Huntington Ingalls Industries Inc	38,226
	1,595	IDEX Corp	74,215
	8,656	Illinois Tool Works Inc	526,371
	5,650	Ingersoll-Rand PLC Class A	270,974
	894	Itron Inc (b)	39,828
	2,046	ITT Corp	47,999
	3,826	Jabil Circuit Inc	73,804
	2,475	Jacobs Engineering Group Inc (b)	105,361
	1,881	JB Hunt Transport Services Inc	112,315
	2,038	Joy Global Inc	129,984
	2,219	Kansas City Southern	185,242
	2,997	KBR Inc	89,670
	1,649	Kennametal Inc	65,960
	1,183	Kirby Corp (b)	73,216
	1,966	L-3 Communications Holdings Inc	150,635
	857	Landstar System Inc	44,958
	3,040	Leggett & Platt Inc	82,749
	939	Lennox International Inc	49,316
	1,561	Lincoln Electric Holdings Inc	75,989
	5,402	Lockheed Martin Corp	498,551
	2,560	Louisiana-Pacific Corp (b)	49,459
	867	Martin Marietta Materials Inc (a)	81,741
	7,154	Masco Corp	119,186

Shares			Value

Industrial — (continued)
	924	Matson Inc	$22,841
	631	Mettler-Toledo International Inc (b)	121,972
	606	Mine Safety Appliances Co	25,882
	2,851	Molex Inc	77,918
	1,947	National Instruments Corp	50,252
	1,236	Nordson Corp	78,016
	6,403	Norfolk Southern Corp	395,962
	4,998	Northrop Grumman Corp	337,765
	3,420	Owens-Illinois Inc (b)	72,743
	1,853	Packaging Corp of America	71,285
	2,245	Pall Corp	135,284
	3,075	Parker Hannifin Corp	261,560
	4,106	Pentair Ltd	201,810
	2,389	PerkinElmer Inc	75,827
	2,972	Precision Castparts Corp	562,956
	6,652	Raytheon Co	382,889
	817	Regal-Beloit Corp	57,574
	6,247	Republic Services Inc	183,225
	1,469	Rock-Tenn Co Class A	102,698
	2,788	Rockwell Automation Inc	234,164
	2,778	Rockwell Collins Inc	161,596
	1,919	Roper Industries Inc	213,930
	1,146	Ryder System Inc	57,220
	3,915	Sealed Air Corp	68,552
	1,226	Shaw Group Inc (b)	57,144
	1,048	Silgan Holdings Inc	43,586
	1,149	Snap-on Inc	90,760
	2,123	Sonoco Products Co	63,117
	993	SPX Corp	69,659
	3,477	Stanley Black & Decker Inc	257,194
	1,721	Stericycle Inc (b)	160,518
	8,800	TE Connectivity Ltd	326,656
	886	Tech Data Corp (b)	40,340
	2,452	Terex Corp (b)	68,926
	5,630	Textron Inc	139,568
	7,285	Thermo Fisher Scientific Inc	464,637
	943	Tidewater Inc	42,133
	1,462	Timken Co	69,927
	2,596	Trimble Navigation Ltd (b)	155,189
	1,464	Trinity Industries Inc	52,440
	850	Triumph Group Inc	55,505
	9,500	Tyco International Ltd	277,875
	9,531	Union Pacific Corp	1,198,237
	14,462	United Parcel Service Inc Class B	1,066,283
	16,885	United Technologies Corp	1,384,739
	1,467	URS Corp	57,594
	2,327	UTi Worldwide Inc	31,182
	422	Valmont Industries Inc	57,624
	3,146	Vishay Intertechnology Inc (b)	33,442
	898	Wabtec Corp	78,611
	2,490	Waste Connections Inc	84,137
	9,084	Waste Management Inc	306,494
	1,710	Waters Corp (b)	148,975
	869	Werner Enterprises Inc	18,831
	1,311	Woodward Inc	49,988
	1,192	Worthington Industries Inc	30,980
	3,803	Xylem Inc	103,061

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Industrial — (continued)
	957	Zebra Technologies Corp Class A (b)	$37,591

			30,986,839

Technology — 13.15%
	12,940	Accenture PLC Class A	860,510
	687	ACI Worldwide Inc (b)	30,015
	1,348	Acxiom Corp (b)	23,536
	9,849	Adobe Systems Inc (b)	371,110
	12,961	Advanced Micro Devices Inc (a)(b)	31,106
	467	Advent Software Inc (b)	9,984
	3,426	Akamai Technologies Inc (b)	140,158
	3,024	Allscripts Healthcare Solutions Inc (b)	28,486
	6,563	Altera Corp	226,030
	5,885	Analog Devices Inc	247,523
	1,793	ANSYS Inc (b)	120,741
	19,011	Apple Inc (c)	10,133,433
	24,423	Applied Materials Inc	279,399
	8,253	Atmel Corp (b)	54,057
	4,406	Autodesk Inc (b)	155,752
	2,832	BMC Software Inc (b)	112,317
	10,294	Broadcom Corp Class A	341,864
	2,613	Broadridge Financial Solutions Inc ADR	59,785
	6,734	CA Inc	148,013
	5,388	Cadence Design Systems Inc (b)	72,792
	2,975	Cerner Corp (b)	230,979
	3,807	Citrix Systems Inc (b)	250,310
	5,986	Cognizant Technology Solutions Corp Class A (b)	443,263
	3,060	Computer Sciences Corp	122,553
	3,937	Compuware Corp (b)	42,795
	967	Concur Technologies Inc (a)(b)	65,292
	2,363	Cree Inc (b)	80,295
	3,156	Cypress Semiconductor Corp	34,211
	29,406	Dell Inc	297,883
	1,134	Diebold Inc	34,712
	949	Dun & Bradstreet Corp	74,639
	6,717	Electronic Arts Inc (b)	97,598
	42,224	EMC Corp (b)	1,068,267
	624	Fair Isaac Corp	26,227
	2,769	Fairchild Semiconductor International Inc (b)	39,874
	4,830	Fidelity National Information Services Inc	168,132
	1,291	First Solar Inc (b)	39,866
	2,662	Fiserv Inc (b)	210,378
	39,473	Hewlett-Packard Co	562,490
	2,351	Informatica Corp (b)	71,282
	3,443	Integrated Device Technology Inc (b)	25,134
	100,773	Intel Corp	2,078,947
	21,471	International Business Machines Corp (c)	4,112,770
	1,139	International Rectifier Corp (b)	20,194
	2,877	Intersil Corp Class A	23,850
	5,526	Intuit Inc	328,797
	1,711	Jack Henry & Associates Inc	67,174

Shares			Value

Technology — (continued)
	3,381	KLA-Tencor Corp	$161,477
	3,292	Lam Research Corp (b)	118,940
	1,466	Lexmark International Inc Class A (a)	33,996
	4,656	Linear Technology Corp	159,701
	11,975	LSI Corp (b)	84,783
	589	Mantech International Corp Class A	15,279
	5,160	MEMC Electronic Materials Inc (b)	16,564
	1,774	Mentor Graphics Corp (b)	30,193
	3,720	Microchip Technology Inc (a)	121,235
	20,946	Micron Technology Inc (b)	133,007
	1,699	MICROS Systems Inc (b)	72,106
	152,996	Microsoft Corp (c)	4,089,583
	2,443	MSCI Inc Class A (b)	75,709
	3,018	NCR Corp (b)	76,899
	7,222	NetApp Inc (b)	242,298
	12,945	NVIDIA Corp	159,094
	75,985	Oracle Corp (c)	2,531,820
	2,505	Parametric Technology Corp (b)	56,388
	3,923	Pitney Bowes Inc (a)	41,741
	2,003	QLogic Corp (b)	19,489
	34,311	QUALCOMM Inc	2,127,968
	3,993	Red Hat Inc (b)	211,469
	2,997	Riverbed Technology Inc (b)	59,101
	2,080	Rovi Corp (b)	32,094
	2,564	Salesforce.com Inc (b)	431,008
	4,951	SanDisk Corp (b)	215,666
	6,919	Seagate Technology PLC	210,891
	1,356	Semtech Corp (b)	39,256
	833	Silicon Laboratories Inc (b)	34,828
	4,010	Skyworks Solutions Inc (b)	81,403
	1,133	SolarWinds Inc (b)	59,426
	1,363	Solera Holdings Inc	72,880
	3,025	Synopsys Inc (b)	96,316
	3,440	Teradata Corp (b)	212,902
	4,091	Teradyne Inc (b)	69,097
	22,863	Texas Instruments Inc	707,381
	2,278	VeriFone Systems Inc (b)	67,611
	4,372	Western Digital Corp	185,766
	27,369	Xerox Corp	186,657
	5,334	Xilinx Inc	191,491

			37,598,036

Utilities — 3.44%
	11,977	AES Corp	128,154
	2,446	AGL Resources Inc	97,767
	2,225	Alliant Energy Corp	97,700
	5,009	Ameren Corp	153,876
	9,900	American Electric Power Co Inc	422,532
	2,642	Aqua America Inc	67,160
	1,742	Atmos Energy Corp	61,179
	873	Black Hills Corp	31,725
	8,832	CenterPoint Energy Inc	170,016
	1,124	Cleco Corp	44,971
	5,445	CMS Energy Corp	132,749
	5,981	Consolidated Edison Inc	332,185
	11,514	Dominion Resources Inc	596,425
	3,455	DTE Energy Co	207,473

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Utilities — (continued)
	14,355	Duke Energy Corp	$915,849
	6,439	Edison International	290,978
	3,484	Entergy Corp	222,105
	17,129	Exelon Corp	509,416
	8,372	FirstEnergy Corp	349,615
	3,082	Great Plains Energy Inc	62,595
	1,975	Hawaiian Electric Industries Inc	49,652
	1,100	IDACORP Inc	47,685
	1,681	Integrys Energy Group Inc	87,782
	4,077	MDU Resources Group Inc	86,595
	1,569	National Fuel Gas Co	79,533
	8,598	NextEra Energy Inc	594,896
	5,969	NiSource Inc	148,568
	6,178	Northeast Utilities	241,436
	6,590	NRG Energy Inc	151,504
	4,951	NV Energy Inc	89,811
	1,891	OGE Energy Corp	106,482
	4,947	Pepco Holdings Inc (a)	97,011
	8,690	PG&E Corp	349,164
	2,309	Pinnacle West Capital Corp	117,713
	1,378	PNM Resources Inc	28,263
	11,840	PPL Corp	338,979
	10,324	Public Service Enterprise Group Inc	315,914
	3,393	Questar Corp	67,046
	2,730	SCANA Corp	124,597
	4,498	Sempra Energy	319,088
	17,824	Southern Co	763,045
	3,765	TECO Energy Inc	63,101
	2,134	UGI Corp	69,803
	1,715	Vectren Corp	50,421
	2,422	Westar Energy Inc	69,318
	1,151	WGL Holdings Inc	45,108
	4,789	Wisconsin Energy Corp	176,475
	9,948	Xcel Energy Inc	265,711

			9,839,171

TOTAL COMMON STOCK — 98.49% (Cost $207,431,392)			$281,502,776

Principal Amount

SECURITIES LENDING COLLATERAL
	$6,853	Undivided interest of 0.34% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $6,853 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	$6,853

Principal Amount		Value

Securities Lending Collateral — (continued)
$799,839	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $799,839 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	$799,839

252,206	Undivided interest of 1.45% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $252,206 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	252,206

171,695	Undivided interest of 1.18% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $171,695 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.	171,695

999,797	Undivided interest of 4.41% in a repurchase agreement (principal amount/value $22,700,000 with a maturity value of $22,700,277) with HSBC Securities (USA) Inc, 0.22%, dated 12/31/12, to be repurchased at $999,798 on 1/2/13, collateralized by U.S. Treasury, 0.00% - 10.63%, 8/15/15 - 11/15/42, with a value of $23,154,122.	999,797

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Securities Lending Collateral — (continued)
$4,596	Undivided interest of 1.33% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $4,596 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	$4,596
749,849	Undivided interest of 1.43% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $749,849 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.	749,849

TOTAL SECURITIES LENDING COLLATERAL — 1.05% (Cost $2,984,835)		$2,984,835

Principal Amount		Value

SHORT TERM INVESTMENTS
$480,000	Federal Home Loan Bank
	0.00%(d), 01/02/2013 $	480,000
3,000,000	International Bank for Reconstruction & Development 0.03%, 01/02/2013	2,999,998
295,000	U.S. Treasury Bills(e)
	0.03%, 03/14/2013	294,981

TOTAL SHORT TERM INVESTMENTS — 1.32% (Cost $3,774,979)		$3,774,979

TOTAL INVESTMENTS — 100.86% (Cost $214,191,206)		$288,262,590

OTHER ASSETS & LIABILITIES, NET — (0.86)%		$(2,448,934)

TOTAL NET ASSETS — 100.00%		$285,813,656

(a)	A portion or all of the security is on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
S&P 500 Emini Long Futures	55	USD	$3,905,275	March 2013	$(50,639)
S&P Mid 400® Emini Long Futures	4	USD	407,240	March 2013	1,965

				Net Depreciation	$(48,674)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Stock Index Fund

ASSETS:
Investments in securities, fair value (including $2,906,001 of securities on loan)(a)	$288,262,590
Cash	176,283
Dividends receivable	302,221
Subscriptions receivable	247,727
Receivable for investments sold	7,795
Variation margin on futures contracts	109,128

Total Assets	289,105,744

LIABILITIES:
Payable to investment adviser	145,571
Payable upon return of securities loaned	2,984,836
Redemptions payable	161,681

Total Liabilities	3,292,088

NET ASSETS	$285,813,656

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,409,416
Paid-in capital in excess of par	219,671,530
Net unrealized appreciation on investments and futures contracts	74,022,710
Accumulated net realized loss on investments and futures contracts	(9,290,000)

TOTAL NET ASSETS	$285,813,656

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	14,094,164

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$20.28

(a) Cost of investments	$214,191,206

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Stock Index Fund

INVESTMENT INCOME:
Interest	$758
Income from securities lending	40,006
Dividends	6,569,821
Foreign withholding tax	(4,207)

Total Income	6,606,378

EXPENSES:
Management fees	1,741,772

Total Expenses	1,741,772

NET INVESTMENT INCOME	4,864,606

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	7,418,981
Net realized gain on futures contracts	288,977

Net realized gain	7,707,958

Net change in unrealized appreciation on investments	29,111,864
Net change in unrealized depreciation on futures contracts	(51,095)

Net change in unrealized appreciation	29,060,769

Net Realized and Unrealized Gain on Investments and Futures Contracts	36,768,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,633,333

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West Stock Index Fund	2012	2011

OPERATIONS:
Net investment income	$4,864,606	$4,109,959
Net realized gain	7,707,958	2,623,965
Net change in unrealized appreciation (depreciation)	29,060,769	(2,690,368)

Net Increase in Net Assets Resulting from Operations	41,633,333	4,043,556

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,789,898)	(4,021,107)
From net realized gains	(6,356,099)	(529,235)

Total Distributions	(11,145,997)	(4,550,342)

CAPITAL SHARE TRANSACTIONS:
Shares sold	27,790,820	33,967,122
Shares issued in reinvestment of distributions	11,145,997	4,550,342
Shares redeemed	(58,082,293)	(63,252,563)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,145,476)	(24,735,099)

Total Increase (Decrease) in Net Assets	11,341,860	(25,241,885)

NET ASSETS:
Beginning of year	274,471,796	299,713,681

End of year	$285,813,656	$274,471,796

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,386,765	1,828,712
Shares issued in reinvestment of distributions	556,047	249,623
Shares redeemed	(2,874,526)	(3,389,432)

Net Decrease	(931,714)	(1,311,097)

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Stock Index Fund - Initial Class	2012	2011	2010	2009	2008

NET ASSET VALUE, BEGINNING OF YEAR	$18.27	$18.35	$16.12	$12.93	$21.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34 (a)	0.27	0.25	0.24	0.31
Net realized and unrealized gain (loss)	2.46	(0.05)	2.23	3.19	(8.32)

Total From Investment Operations	2.80	0.22	2.48	3.43	(8.01)

LESS DISTRIBUTIONS:
From net investment income	(0.34)	(0.27)	(0.25)	(0.24)	(0.31)
From net realized gains	(0.45)	(0.03)	–	–	(0.46)

Total Distributions	(0.79)	(0.30)	(0.25)	(0.24)	(0.77)

NET ASSET VALUE, END OF YEAR	$20.28	$18.27	$18.35	$16.12	$12.93

TOTAL RETURN(b)	15.54%	1.21%	15.48%	26.76%	(37.26%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$285,814	$274,472	$299,714	$292,410	$255,348
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.67%	1.43%	1.44%	1.76%	1.69%
Portfolio turnover rate	5%	6%	5%	13%	7%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Stock Index Portfolio’s name changed to Great-West Stock Index Fund. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

Annual Report - December 31, 2012

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:

Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$275,566,767	$—	$—	$275,566,767
Foreign Common Stock	5,936,009	—	—	5,936,009
Securities Lending Collateral	—	2,984,835	—	2,984,835
Short Term Investments	—	3,774,979	—	3,774,979
Derivative Investments:
Futures Contracts	1,965	—	—	1,965
Liabilities
Derivative Investments:
Futures Contracts	50,639	—	—	50,639

Total Investments(a)	$281,454,102	$6,759,814	$0	$288,213,916

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Annual Report - December 31, 2012

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $13,000,965 and $40,024,767, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $225,209,387. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $103,015,524 and gross depreciation of securities in which there was an excess of tax cost over value of $39,962,321 resulting in net appreciation of $63,053,203.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2012 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value
futures contracts	Net unrealized depreciation on investments and futures contracts	$(48,674	)(a)

(a)	Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
futures contracts	Net realized gain on futures contracts	$288,977	Net change in unrealized depreciation on futures contracts	$(51,095)

The Fund held an average of 48 futures contracts for the reporting period.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in

Annual Report - December 31, 2012

securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $2,906,001 and received collateral of $2,984,836 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities, adjustments for Real Estate Investment Trust securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$ –	$(74,708)	$74,708

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$4,789,898	$4,004,972
Long-term capital gain	6,356,099	545,370

	$11,145,997	$4,550,342

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$95,283
Undistributed capital gains	1,584,224

Net accumulated earnings	1,679,507

Net unrealized appreciation on investments	63,053,203
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$64,732,710

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

8. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named

Annual Report - December 31, 2012

as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into an action pending in the U.S. District Court for the Southern District of New York. The Fund has been named as a defendant in this action. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.

A lawsuit has been filed relating to the Fund’s investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

9. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Stock Index Fund (formerly, Maxim Stock Index Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Stock Index Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great- West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT	COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL	ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.    The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.    The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.    The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.    The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)           (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013